EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	Dec. 31, 2018 shares yr	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	11,459,697	10,651,097	4,557,927
Weighted average remaining contractual (in Yrs.) | yr	7.5	7.8	5.5
Up to 5.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	9,631,342	8,642,472	1,979,244
Weighted average remaining contractual (in Yrs.) | yr	8.2	8.2	8.2
5.01-10.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,089,875	1,213,225	1,522,800
Weighted average remaining contractual (in Yrs.) | yr	4.3	5.9	4.3
10.01-20.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	738,480	795,400	1,037,436
Weighted average remaining contractual (in Yrs.) | yr	3.3	4.7	2.7
20.01-55.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares			18,448
Weighted average remaining contractual (in Yrs.) | yr			0.5